Day Hagan/Ned Davis Research Smart Sector International ETF

NYSE Arca Ticker: SSXU

(the “Fund”)

March 28, 2025

The information in this Supplement amends certain information contained in the Fund’s current Summary Prospectus, dated September 1, 2024, and should be read in conjunction with such Summary Prospectus.

Effective on or about April 25, 2025, the name of the Fund will be changed as set forth below, and all references to the Fund name within the Summary Prospectus will reflect the change:

OLD NAME Day Hagan/Ned Davis Research Smart Sector International ETF	NEW NAME Day Hagan Smart Sector International ETF

Also, effective on or about April 25, 2025, the first sentence under the section of the Fund’s Summary Prospectus entitled “FUND SUMMARY – Principal Investment Strategy” is replaced with the following:

“The Fund’s investment advisor, Day Hagan Asset Management (the “Advisor”), actively manages the Fund’s portfolio using proprietary investment models.

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information, each dated September 1, 2024, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-594-7930 or by writing to the Funds at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF
NYSE Arca Ticker: SSFI

Day Hagan/Ned Davis Research Smart Sector International ETF

NYSE Arca Ticker: SSXU

(each, a “Fund” and, collectively, the “Funds”)

March 28, 2025

The information in this Supplement amends certain information contained in the Funds’ current Prospectus and Statement of Additional Information, each dated September 1, 2024, and should be read in conjunction with such documents.

______________________________________________________________________________

Effective on or about April 25, 2025, the names of the Funds will be changed as set forth below, and all references to the Fund names within the Prospectus and Statement of Additional Information will reflect the changes:

OLD NAME	NEW NAME
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	Day Hagan Smart Sector Fixed Income ETF
Day Hagan/Ned Davis Research Smart Sector International ETF	Day Hagan Smart Sector International ETF

In addition, the following changes to the Funds’ Prospectus will be effective on or about April 25, 2025:

1)	The first sentence under the section of the Prospectus entitled “FUND SUMMARY – DAY HAGAN/NED DAVIS RESEARCH SMART SECTOR FIXED INCOME ETF - Principal Investment Strategy” is replaced with the following:

“The Fund’s investment advisor, Day Hagan Asset Management (the “Advisor”), actively manages the Fund’s portfolio using proprietary investment models.

2)	The first sentence under the section of the Prospectus entitled “FUND SUMMARY – DAY HAGAN/NED DAVIS RESEARCH SMART SECTOR INTERNATIONAL ETF - Principal Investment Strategy” is replaced with the following:

“The Fund’s investment advisor, Day Hagan Asset Management (the “Advisor”), actively manages the Fund’s portfolio using proprietary investment models.”

3)	The first sentence under the section of the Prospectuses entitled “ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS – PRINCIPAL INVESTMENT STRATEGIES - Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF” is replaced with the following:

“The Advisor actively manages the Fund’s portfolio using proprietary investment models.”

4)	The first sentence under the section of the Prospectuses entitled “ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS – PRINCIPAL INVESTMENT STRATEGIES - Day Hagan/Ned Davis Research Smart Sector International ETF” is replaced with the following:

“The Advisor actively manages the Fund’s portfolio using proprietary investment models”.

You should read this Supplement in conjunction with the Funds’ Prospectus, Summary Prospectus and Statement of Additional Information, each dated September 1, 2024. which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-800-594-7930 or by writing to the Funds at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.

Day Hagan/Ned Davis Research Smart Sector ETF

NYSE Arca Ticker: SSUS

(the “Fund”)

March 28, 2025

The information in this Supplement amends certain information contained in the Fund’s current Summary Prospectus, dated November 26, 2024, and should be read in conjunction with such Summary Prospectus.

Effective on or about April 25, 2025, the name of the Fund will be changed as set forth below, and all references to the Fund name within the Summary Prospectus will reflect the change:

OLD NAME	NEW NAME
Day Hagan/Ned Davis Research Smart Sector ETF	Day Hagan Smart Sector ETF

Also, effective on or about April 25, 2025, the first sentence under the section of the Fund’s Summary Prospectus entitled “FUND SUMMARY – Principal Investment Strategy” is replaced with the following:

“The Fund’s investment advisor, Day Hagan Asset Management (the “Advisor”), actively manages the Fund’s portfolio using proprietary investment models.”

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information, each dated November 26, 2024, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-594-7930 or by writing to the Funds at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF
NYSE Arca Ticker: SSFI

(the “Fund”)

March 28, 2025

The information in this Supplement amends certain information contained in the Fund’s current Summary Prospectus, dated September 1, 2024, and should be read in conjunction with such Summary Prospectus.

Effective on or about April 25, 2025, the name of the Fund will be changed as set forth below, and all references to the Fund name within the Summary Prospectus will reflect the change:

OLD NAME	NEW NAME
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	Day Hagan Smart Sector Fixed Income ETF

Also, effective on or about April 25, 2025, the first sentence under the section of the Fund’s Summary Prospectus entitled “FUND SUMMARY – Principal Investment Strategy” is replaced with the following:

“The Fund’s investment advisor, Day Hagan Asset Management (the “Advisor”), actively manages the Fund’s portfolio using proprietary investment models.”

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information, each dated September 1, 2024, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-594-7930 or by writing to the Funds at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.

Day Hagan/Ned Davis Research Smart Sector ETF
NYSE Arca Ticker: SSUS

(the “Fund”)

March 28, 2025

The information in this Supplement amends certain information contained in the Fund’s current Prospectus and Statement of Additional Information, each dated November 26, 2024, and should be read in conjunction with such documents.

______________________________________________________________________________

Effective on or about April 25, 2025, the name of the Fund will be changed as set forth below, and all references to the Fund name within the Prospectus and Statement of Additional Information will reflect the changes:

OLD NAME	NEW NAME
Day Hagan/Ned Davis Research Smart Sector ETF	Day Hagan Smart Sector ETF

In addition, the following changes to the Fund’s Prospectus will be effective on or about April 25, 2025:

1)	The first sentence under the section of the Prospectus entitled “FUND SUMMARY – DAY HAGAN/NED DAVIS RESEARCH SMART SECTOR ETF - Principal Investment Strategy” is replaced with the following:

“The Fund’s investment advisor, Day Hagan Asset Management (the “Advisor”), actively manages the Fund’s portfolio using proprietary investment models.

2)	The first sentence under the section of the Prospectus entitled “ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS – PRINCIPAL INVESTMENT STRATEGIES - Day Hagan/Ned Davis Research Smart Sector ETF” is replaced with the following:

“The Advisor actively manages the Fund’s portfolio using proprietary investment models.”

You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information, each dated November 26, 2024. which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-800-594-7930 or by writing to the Funds at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.